Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Leuthold Core Investment Fund | Leuthold Core Investment Fund Retail Class
Prospectus [Line Items]
Annual Return [Percent]	14.46%	7.68%	11.70%	(6.79%)	15.17%	10.09%	11.58%	(6.21%)	15.76%	4.51%
Leuthold Global Fund | Leuthold Global Fund Retail Class
Prospectus [Line Items]
Annual Return [Percent]	17.34%	0.86%	8.01%	(7.95%)	15.01%	7.27%	9.14%	(13.08%)	16.53%	1.42%
Leuthold Grizzly Short Fund | Leuthold Grizzly Short Fund Class
Prospectus [Line Items]
Annual Return [Percent]	(2.96%)	(6.74%)	(18.65%)	22.43%	(15.87%)	(41.33%)	(29.42%)	0.50%	(19.84%)	(14.40%)
Leuthold Core ETF | Leuthold Core ETF Class
Prospectus [Line Items]
Annual Return [Percent]	12.43%	8.80%	12.65%	(7.42%)	11.92%
Leuthold Select Industries ETF | Leuthold Select Industries ETF Class
Prospectus [Line Items]
Annual Return [Percent]	21.30%	13.21%	21.84%	(13.12%)	29.53%	16.97%	26.39%	(11.89%)	21.84%	5.33%